3. Summary of Significant Accounting Policies: Classification of Financial Assets (Policies)	12 Months Ended
Jun. 30, 2020
Policies
Classification of Financial Assets

Classification of Financial Assets

Amortized cost

Financial assets that meet the following conditions are measured at amortized cost:

•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus principal repayments plus the cumulative amortization, using the effective interest method applied to the difference between the initial amount and the maturity amount, adjusted for any allowance due to losses or gains. Interest income is recognized using the effective interest method. The Company's financial assets at amortized cost include its cash.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI.

•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and

•The contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company does not have any instruments classified as financial assets at FVTOCI.

Fair Value Through Profit or Loss ("FVTPL")

All other financial assets are measured at FVTPL. The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases. Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. The Company does not have any financial assets measured at fair value through profit or loss.

Impairment of financial assets at amortized cost:

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or equity in accordance with the substance of the contractual arrangements and the definition of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized as proceeds received net of direct issue costs. Repurchase of the Company's own equity instruments is recognized and deducted directly from equity. No gain or loss is recognized, by the Company, in profit or loss on the purchase, sale, or the cancellation of its own equity instruments.

Classification of Financial Liabilities

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading, or designated as at FVTPL, are measured at amortized cost using the effective interest method. The Company's financial liabilities measured at amortized cost include accounts payable and accrued liabilities, promissory notes and loan from related parties.

Derecognition

A financial asset is derecognized when:

•The rights to receive cash flows from the asset have expired;

•The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full to a third party under a 'pass-through' arrangement;

•And either (a) the Company has transferred substantially all risks and rewards of the asset, or (b) the Company retains legal title but has contractually or otherwise transferred the associated economic risks and rewards.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.